Taxation (Components of income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax (benefit) / expense:
U.K.	$ 0.0	$ (0.3)	$ (4.5)
Foreign	(39.3)	86.3	40.4
Total current tax (benefit) / expense	(39.3)	86.0	35.9
Deferred tax (benefit) / expense:
U.K.	0.0	0.0	0.0
Foreign	3.2	0.7	4.4
Total income tax (benefit) / expense	$ (36.1)	$ 86.7	$ 40.3
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate	19.00%	19.00%	19.30%
Non-U.K. taxes	(2.80%)	35.00%	(4.70%)
Effective income tax rate	16.20%	54.00%	14.60%